SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Geographic and Major Customers Information
Information about the Company’s non-current assets excluding financial instruments by geographical location as of December 31, 2025 and 2024 was detailed below:

	As of December 31,
	2025	2024
Taiwan	$448,335	$474,063
India	15,270	17,004
Others	877	291
	$464,482	$491,358
The Company’s revenue from external customers by geographical location for the years ended December 31, 2025, 2024 and 2023 was detailed below:

	For the Year Ended December 31
	2025	2024	2023
Taiwan	$270,390	$298,040	$328,527
Others	11,090	12,601	21,319
	$281,480	$310,641	$349,846